Average Annual Total Returns - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2024
Fidelity Advisor Consumer Staples Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(3.21%)
Past 5 years	9.91%
Past 10 years	6.06%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.33%)
Past 5 years	8.60%
Past 10 years	4.47%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.15%)
Past 5 years	7.71%
Past 10 years	4.52%
Fidelity Advisor Consumer Staples Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	0.95%
Past 5 years	10.38%
Past 10 years	6.05%
Fidelity Advisor Consumer Staples Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(1.16%)
Past 5 years	10.13%
Past 10 years	6.02%
Fidelity Advisor Consumer Staples Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	2.98%
Past 5 years	11.52%
Past 10 years	6.98%
Fidelity Advisor Consumer Staples Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	3.11%
Past 5 years	11.67%
Since Inception	8.73%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1506
Average Annual Return:
Past 1 year	2.42%
Past 5 years	10.67%
Past 10 years	8.42%

[1]	A From October 2, 2018 .